UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7193

                      (Investment Company Act File Number)


                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/06


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

                  CORPORATE BONDS-86.2%
                  AEROSPACE / DEFENSE--1.6%
  $    75,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                             $     72,937
       75,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                          72,562
       50,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                     49,375
      100,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                                  96,250
      100,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                         94,250
                      TOTAL                                                                                                  385,374
                  AUTOMOTIVE--5.2%
       50,000     Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                                                 51,625
      100,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                         75,500
      150,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                             111,000
      275,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                             250,023
      200,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                         193,863
      150,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                          147,498
      125,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                              103,125
       50,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                           48,250
       50,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                         28,000
       50,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                           53,375
       50,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                      54,875
       50,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                                 49,875
       75,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                                   74,156
                      TOTAL                                                                                                1,241,165
                  BUILDING MATERIALS-1.9%
       50,000     ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                                                  51,500
       75,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                            69,937
       50,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                               51,250
      100,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                     81,000
       50,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                   35,250
       50,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                       47,000
       50,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                          50,313
       75,000     U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                                        74,625
                      TOTAL                                                                                                  460,875
                  CHEMICALS--5.2%
       50,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                                  48,500
       75,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                    69,375
      100,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                                  96,500
      155,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                             121,675
       50,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                       53,937
       50,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                          52,875
      100,000     Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                          103,250
      125,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                                                128,438
      100,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                             104,000
       59,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                           64,163
       50,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                      50,500
      100,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                               101,500
      125,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                                  122,031
       50,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                        48,250
       75,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                  77,664
                      TOTAL                                                                                                1,242,658
                  CONSTRUCTION MACHINERY--0.5%
       50,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                                 52,937
       50,000     NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                                                   54,572
                      TOTAL                                                                                                  107,509
                  CONSUMER PRODUCTS--5.4%
      100,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                                79,000
       75,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                              78,375
       50,000 1,2 American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012                                                 51,000
       50,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                                  49,500
      100,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                       100,500
       75,000     Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                                                    63,375
       75,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                                   70,406
      325,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                                  258,375
       50,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                      47,375
       50,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                      52,375
       75,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                                 78,656
      125,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                      94,688
       50,000 1,2 Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014                                                     48,125
      100,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                                  91,250
      100,000 1,2 Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                            96,250
       45,000     WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                                                 49,444
                      TOTAL                                                                                                1,308,694
                  DIVERSIFIED MANUFACTURING--0.2%
       50,000 1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                           50,875
                  ENERGY--1.8%
       50,000 1,2 Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016                                                    46,875
      100,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                              94,250
       50,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                          47,375
       50,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                          52,000
       75,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                     73,228
       50,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                     47,625
       25,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                     25,281
       50,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                      50,750
                      TOTAL                                                                                                  437,384
                  ENTERTAINMENT--2.0%
       50,000     AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                                                    50,687
       50,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                                52,625
      125,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                          98,750
       75,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 9.81813%, 4/1/2012                                           74,812
       75,000     Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                                                75,094
       75,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                        81,563
       50,000     Universal City Florida Holding Co., Floating Rate Note, 9.89875%, 5/1/2010                                  51,625
                      TOTAL                                                                                                  485,156
                  ENVIRONMENTAL--0.6%
      100,000 1,2 Allied Waste North America, Inc., Note, 7.125%, 5/15/2016                                                   95,750
       32,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                      36,160
                      TOTAL                                                                                                  131,910
                  FINANCIAL INSTITUTIONS--0.4%
      100,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                       98,750
                  FOOD & BEVERAGE--3.1%
      150,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                                  127,500
       50,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                        50,375
       50,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                                  50,750
       75,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                            70,312
       75,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                                73,500
      100,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                       99,250
       75,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                        76,125
       50,000     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                     50,375
      125,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                                 106,250
       50,000     Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009                                               51,250
                      TOTAL                                                                                                  755,687
                  GAMING--5.4%
       75,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                     71,063
      100,000     Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012                                                        100,000
      100,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                               105,000
       50,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                       48,125
       50,000 1,2 Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                      50,000
       75,000     Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015                                                 79,313
      225,000     MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                                                                232,313
       75,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                        79,031
       50,000 1,2 MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012                                                      51,000
       50,000     Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                                                    48,125
      100,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                    106,000
       75,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                                  70,875
       50,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                      50,500
      100,000     Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                                       92,500
       75,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                         76,875
       50,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                        47,375
                      TOTAL                                                                                                1,308,095
                  HEALTH CARE--6.4%
       50,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                        52,000
       75,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                                77,625
      125,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                       132,187
      150,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                   106,875
       75,000 1,2 CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                           76,500
      100,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                                 104,250
      100,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                      96,875
      150,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                     120,750
      175,000     HCA, Inc., Sr. Note, 6.75%, 7/15/2013                                                                      148,312
      100,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                       77,250
       75,000 1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                      76,688
      100,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                           97,000
       50,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                                48,750
      125,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                   123,438
       50,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                                48,625
       50,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                                 48,125
      100,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                              98,125
                      TOTAL                                                                                                1,533,375
                  INDUSTRIAL - OTHER--5.3%
      125,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                         122,500
       50,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                                46,125
       75,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                       81,000
      100,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                                113,128
       50,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                        52,875
       75,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                      75,187
       50,000 1,2 Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                    50,625
      150,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                   138,750
       49,000     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                        53,165
      100,000 1,2 Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                                            108,500
       75,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                        78,375
       75,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                    73,125
       88,845     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                        91,955
       75,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                            73,500
       75,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                               76,500
       50,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                   48,500
                      TOTAL                                                                                                1,283,810
                  LODGING--1.6%
       50,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                      47,062
      150,000 1,2 Host Marriott LP, Note, 6.75%, 6/1/2016                                                                    144,375
       75,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                    74,644
      100,000     Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 5/1/2012                                     106,000
                      TOTAL                                                                                                  372,081
                  MEDIA - CABLE--1.9%
      200,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                            203,000
      150,000 1,2 Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                                        159,750
       50,000 1,2 Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015                                                              46,750
       50,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                                45,750
                      TOTAL                                                                                                  455,250
                  MEDIA - NON-CABLE--9.1%
       50,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                    52,875
       75,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                            78,750
       82,445     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                                  81,208
       50,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                       50,250
       75,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                          75,375
      100,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                              98,750
      100,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                           93,125
      119,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                             128,817
      125,000     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                        103,750
      100,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                             96,750
       50,000     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                                                  41,625
      225,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                         228,375
      125,000 1,2 Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                                   85,313
       75,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                           74,625
       75,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                         70,031
       75,000     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                                   54,844
       50,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                                   45,500
       50,000     Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                                                                 47,875
       50,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                         49,375
       75,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                         68,438
       75,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                          68,438
       50,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                               50,063
       75,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                             84,188
       50,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                    48,688
       50,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                            47,000
       50,000 1,2 Southern Graphics Systems, Inc., Sr. Sub. Note, 12.00%, 12/15/2013                                          50,750
      125,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                         125,000
      100,000 1,2 XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                         92,750
                      TOTAL                                                                                                2,192,528
                  METALS & MINING--0.6%
       75,000     Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                                             82,313
       75,000   1 Novelis, Inc., Sr. Note, 8.00%, 2/15/2015                                                                   72,938
                      TOTAL                                                                                                  155,251
                  PACKAGING--2.6%
       75,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                     71,062
      100,000     Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                                                 109,750
      100,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                        97,750
      125,000 1,2 Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                            123,906
       75,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                       79,312
      100,000     Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                                                           101,000
       50,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                             49,750
                      TOTAL                                                                                                  632,530
                  PAPER--1.8%
       75,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                      68,906
      125,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                     125,625
       75,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                     78,000
       50,000     Mercer International, Inc., 9.25%, 2/15/2013                                                                44,875
      100,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                             104,750
                      TOTAL                                                                                                  422,156
                  RESTAURANTS--0.7%
       50,000 1,2 Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                          48,250
       50,000 1,2 El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013                                                           57,250
       75,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                                   69,938
                      TOTAL                                                                                                  175,438
                  RETAILERS--1.4%
       50,000 1,2 AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014                                                                49,750
      100,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                              100,250
       73,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                                  70,627
       50,000     Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                              57,772
       50,000     United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012                                               52,375
                      TOTAL                                                                                                  330,774
                  SERVICES--1.5%
       32,000     CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010                                                 34,240
      100,000 1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                                  101,500
       49,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                     52,062
      100,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                             99,500
       75,000 1,2  iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014                                                   75,375
                      TOTAL                                                                                                  362,677
                  TECHNOLOGY--3.1%
       50,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                    47,500
       75,000     Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                                                  76,875
       50,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                              33,375
       50,000 1,2 SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                    50,125
       75,000 1,2 SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                                   78,375
       49,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 11.00813%, 4/1/2012                                       52,308
      100,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                         102,625
       50,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                     50,938
      100,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                                 108,125
      100,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                    108,000
       50,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                             48,188
                      TOTAL                                                                                                  756,434
                  TEXTILE--0.2%
       50,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                            51,313
                  TOBACCO--0.5%
      125,000 1,2 Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                   127,645
                  TRANSPORTATION--1.4%
       50,000 1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                     52,375
      100,000 1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                               109,250
       50,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                        46,750
      125,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                      135,625
                      TOTAL                                                                                                  344,000
                  UTILITY - ELECTRIC--4.0%
       50,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                              48,250
       50,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                                51,125
      125,000 1,2 Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                          124,062
       75,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                      76,500
       94,190 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                           92,300
       50,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                                 49,063
       50,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                                49,000
       50,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                               50,581
       65,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                               70,877
       50,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                    48,432
       50,000 1,2 Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                         49,923
       50,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                                 49,718
      100,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                          108,500
       50,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                             47,866
       50,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                                49,375
                      TOTAL                                                                                                  965,572
                  UTILITY - NATURAL GAS-5.9%
       75,000     AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                                    73,125
       50,000 1,2 Atlas Pipeline Partners LP, Sr. Note, 8.125%, 12/15/2015                                                    50,625
      100,000     El Paso Corp., 6.75%, 5/15/2009                                                                             99,750
       50,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                    49,750
       50,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                          51,062
      125,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                        115,000
      100,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                     94,750
       50,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                      48,750
       75,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                     76,125
       75,000 1,2 SemGroup LP, Sr. Note, 8.75%, 11/15/2015                                                                    75,750
       50,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                             50,135
       50,000 1,2 Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                      49,063
      225,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                            246,245
       75,000 1,2 Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016                                                 72,563
      100,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                               101,500
      175,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                                178,500
                      TOTAL                                                                                                1,432,693
                  WIRELESS COMMUNICATIONS--2.4%
       50,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.25813%, 1/1/2013                               51,750
       75,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                                 75,187
      100,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                    104,750
       75,000     New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012                                                   80,250
      125,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.45438%, 12/15/2010                         128,750
       50,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                     51,500
       75,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                     77,625
                      TOTAL                                                                                                  569,812
                  WIRELINE COMMUNICATIONS--2.5%
       75,000     AT&T Corp., Sr. Note, 8.00%, 11/15/2031                                                                     88,021
       75,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016                                               77,625
      300,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                       324,750
       50,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                            52,500
       50,000 1,2 Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                                52,250
                      TOTAL                                                                                                  595,146
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $20,897,274)                                                 20,772,617
                  COMMON STOCKS--0.3%
                  FOOD & BEVERAGE--0.2%
        2,490     B&G Foods, Inc.                                                                                             41,583
                  INDUSTRIAL - OTHER--0.1%
       17,689 1,3 ACP Holdings Corp., Warrants                                                                                30,513
                      TOTAL COMMON STOCKS (IDENTIFIED COST $37,342)                                                           72,096
                  PREFERRED STOCK--0.7%
                  RETAILERS--0.7%
          150     General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A                                   180,375
                  (IDENTIFIED COST $150,900)
                  MUTUAL FUND--4.8%
      175,484   4 High Yield Bond Portfolio (IDENTIFIED COST $1,174,275)                                                   1,165,216
                  REPURCHASE AGREEMENT--6.2%
  $ 1,484,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of         1,484,000
                  America N.A., will repurchase U.S. Government Agency securities with various maturities to
                  6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
                  (AT COST)
                      TOTAL INVESTMENTS - 98.2%                                                                           23,674,304
                      (IDENTIFIED COST $23,743,791 )5
                      OTHER ASSETS AND LIABILITIES - NET - 1.8%                                                              422,900
                      TOTAL NET ASSETS - 100%                                                                           $ 24,097,204

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $4,819,945 which represented 20.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, these liquid restricted securities amounted to $4,716,494, which represented 19.6% of total net assets.

3    Non-income producing security.

4    Affiliated company.

5 At July 31, 2006, the cost of investments for federal tax purposes was $23,782,584. The net unrealized depreciation of investments for federal tax purposes was $108,280. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $443,222 and net unrealized depreciation from investments for those securities having an excess of cost over value of $551,502.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2006 is as follows:
---------------------------------------------------------------------
|Security                    |   Acquisition Date|   Acquisition Cost|
---------------------------------------------------------------------
|ACP Holdings Corp., Warrants|   09/24/03        |   $0              |
---------------------------------------------------------------------


The following acronym is used throughout this portfolio:

 PIK --Payment in Kind







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        September 20, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        September 20, 2006